Income Tax - Schedule the Components of Income Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components Of Income Before Income Taxes [Line Items]
Income tax expense	$ 31,164	$ 37,725	$ 45,275
HK [Member]
Components Of Income Before Income Taxes [Line Items]
Income tax expense	27,832	35,825	37,211
People Republic of China [Member]
Components Of Income Before Income Taxes [Line Items]
Income tax expense	3,734	1,685	143
US [Member]
Components Of Income Before Income Taxes [Line Items]
Income tax expense	6,502	9,346	7,158
Others [Member]
Components Of Income Before Income Taxes [Line Items]
Income tax expense	$ (6,904)	$ (9,131)	$ 763